LEASE OBLIGATIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Leases [Abstract]
LEASE OBLIGATIONS

NOTE 7 – LEASE OBLIGATIONS

Finance Lease Obligations:

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment are being depreciated over their estimated useful lives of 15 years.

Operating Lease Obligations:

Administrative Office

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. During July 2020, the Company entered into an extension of the operating lease agreement. The lease term is for an additional 36 months beginning July 1, 2020 and expiring June 30, 2023, with a monthly rental rate of $3,500. On July 1, 2020, in connection with the adoption of ASC 842, the Company recorded a ROU asset and corresponding operating lease obligation of $117,659 (present value of the associated leased payments based on an assumed borrowing rate of 4.5%).

Lease amortization expense for the three months ended July 31, 2021 and 2020 was $9,562 and $8,826, respectively.

Lease amortization expense for the nine months ended July 31, 2021 and 2020 was $28,367 and $25,872, respectively.

Beginning October 1, 2020, the Company entered into a second lease agreement with Mariluna LLC for office space located in Aspen, CO. The lease expires on September 30, 2021 and does not provide for any renewal terms. Under the terms of the lease, the Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement.

Laboratory Facilities:

In connection with the Company’s decision to again operate a placental tissue bank processing laboratory in Miami, Florida, during February 2019, the Company entered into a renewable month to month lease agreement (“Miami Lab Lease”) for an approximately 450 square foot laboratory and a 100 square foot administrative office facility. Monthly lease payments are approximately $5,200 plus administrative fees and taxes. In connection with the Miami Lab Lease, the Company was required to post a security deposit of $6,332. From November 2020 through July 31, 2021, the Company entered into an additional month to month lease agreement in the same facility as the Miami Lab Lease for an additional 390 square foot laboratory. Monthly lease payments were approximately $4,400 plus administrative fees and taxes.

During March 2021, the Company entered into a lease agreement for an approximately 2,452 square foot commercial space located in Basalt, Colorado (the “Basalt Lab Lease”). The Company intends to build additional laboratory processing, product distribution and administrative office capacity from this location. The term of the Basalt Lab Lease is for three years and may be renewed for an additional (3) three-year term provided the Company is not in default. Rental expense is $6,600 per month and provides for annual increases of 3% or the Denver Aurora Metropolitan CPI index, whichever is greater. In connection with the Basalt Lab Lease, the Company was required to post a security deposit of $13,600. The Company is currently constructing the laboratory and office build-out at an estimated cost of $340,000. The Company expects the construction to be completed during the fiscal year ended October 31, 2021. The Company has recorded a ROU asset and corresponding operating lease obligation of $235,313 (present value of the associated leased payments based on an assumed borrowing rate of 4.5%). Lease amortization expense for the three and nine months ended July 31, 2021 was $17,953 and $29,811, respectively.

NOTE 6 – LEASE OBLIGATIONS

2019 Lab Facility:

In connection with the Company’s decision to again operate a placental tissue bank processing laboratory in Miami, Florida, during February 2019, the Company entered into a renewable month to month lease agreement (“Miami Lab Lease”) for an approximately 450 square foot laboratory and a 100 square foot administrative office facility. Monthly lease payments are approximately $5,200 plus administrative fees and taxes. In connection with the Miami Lab Lease, the Company was required to post a security deposit of $6,332. During November 2020, the Company entered into an additional month to month lease agreement in the same facility as the Miami Lab Lease for an additional 390 square foot laboratory. Monthly lease payments are approximately $4,400 plus administrative fees and taxes.

Finance Lease Obligations:

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment are being depreciated over their estimated useful lives of 15 years.

The minimum lease payments pursuant to the Finance Lease are as follows:

Minimum
Year Ended October 31,	Rent
2021	$58,669
2022	54,156
2023	54,156
2024	18,052
Total undiscounted finance lease payments	185,033
Less: imputed interest	(15,044)
Present value of finance lease liabilities	$169,989

Operating Lease Obligations:

Administrative Office

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. The monthly rental rate is $2,900. On November 1, 2018, in connection with the adoption of ASC 842, the Company recorded a ROU asset and corresponding operating lease obligation of $55,777. During July 2020, the Company entered into an extension of the operating lease agreement. The lease term is for an additional 36 months beginning July 1, 2020, with a monthly rental rate of $3,500. The present value of the associated leased payments based on an assumed borrowing rate of 4.5% was $117,659.

Lease expense for the years ended October 31, 2020 and 2019 was $35,117 and $32,964, respectively.

The minimum lease payments pursuant to the office lease are as follows:

Minimum
Year Ended October 31,	Rent
2021	$42,000
2022	42,000
2023	28,000
Total undiscounted operating lease payments	112,000
Less: imputed interest	(6,645)
Present value of operating lease liabilities	$105,355

Beginning October 1, 2020, the Company entered into a second lease agreement with MariLuna LLC for office space located in Aspen, CO. The lease expires on September 30, 2021 and does not provide for any renewal terms. Under the terms of the lease. The Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement.